UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Bonds & notes — 46.3%	Principal amount (000)	Value (000)
Latin America — 22.0%
Argentina — 4.5%
Arcos Dorados Holdings Inc. 10.25% 2016	BRL1,800	$ 419
Argentina (Republic of):
Series 07X, 7.00% 2017	$3,365	3,398
8.75% 2017[1]	105	119
8.75% 2024[2]	2,200	2,317
City of Buenos Aires Argentina 8.95% 2021[2,3]	300	318
YPF Sociedad Anónima:
8.50% 2025	650	608
8.50% 2025[3]	1,680	1,572

		8,751
Brazil — 2.7%
Banco Votorantim SA 6.25% 2016[4]	BRL1,000	324
Brazil (Federal Republic of):
Series B, 6.00% 2018 - 2050[4]	4	2,547
Series F, 10.00% 2018 - 2025	1	203
Brazil (Federal Republic of) Global:
4.875% 2021	$475	455
4.25% 2025	200	167
Cosan Luxembourg, SA 9.50% 2018	BRL500	99
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,3]	$620	140
Petrobras Global Finance Co.:
6.25% 2024	470	342
6.85% 2115	1,425	909

		5,186
Chile — 0.6%
Chilean Government 3.00% 2018 - 2023[4]	CLP28	1,054
Emgesa SA ESP 8.75% 2021	COP598,000	176

		1,230
Colombia — 1.9%
Colombia (Republic of):
Series B, 10.00% 2024	3,794,500	1,253
Series B, 6.00% 2028	1,578,000	372
Series B, 7.75% 2030	1,500,000	401
Colombia (Republic of) Global:
7.375% 2017	$480	506
4.50% 2026	200	189
Colombian TES 3.00% 2033[4]	COP2,617,098	658
Ecopetrol SA 5.375% 2026	$400	321

		3,700
Dominican Republic — 0.5%
Dominican Republic:
5.50% 2025[3]	698	659
7.45% 2044	210	204

		863
Mexico — 11.1%
América Móvil, SAB de CV:
2.375% 2016	2,320	2,327
7.125% 2024	MXN3,000	161
BBVA Bancomer SA 6.50% 2021	$295	319
Comision Federal de Electricidad:
Series 2014-2, 7.35% 2025	MXN25	134
6.125% 2045[3]	$200	189
Elementia SA de CV 5.50% 2025[3]	200	186
Petroleos Mexicanos:
3.50% 2020[3]	1,445	1,348
6.375% 2021[3]	200	203
4.875% 2024	120	109

Bonds & notes — 46.3% (continued)	Principal amount (000)	Value (000)
Latin America — (continued)
Mexico — (continued)
4.50% 2026	$150	$ 129
4.50% 2026[3]	1,062	916
6.875% 2026[3]	2,040	2,078
7.47% 2026	MXN46	224
Red de Carreteras de Occidente 9.00% 2028[2]	10,500	574
United Mexican States Government:
Series M, 8.00% 2020	9	55
2.50% 2020[4]	21,098	1,156
Series M, 6.50% 2021	88	511
Series M20, 10.00% 2024	284	2,005
4.50% 2025[4]	32,134	1,969
Series M, 5.75% 2026	300	1,619
4.00% 2040[4]	23,370	1,327
United Mexican States Government Global:
Series A, 4.00% 2023	$400	404
4.125% 2026	2,585	2,594
Series A, 6.05% 2040	266	286
5.55% 2045	250	253
4.60% 2046	389	347
Urbi Desarrollos Urbanos, SA de CV:
8.50% 2016[1]	1,425	—
8.50% 2016[1,3]	560	—
9.50% 2020[1]	2,400	1
9.50% 2020[1,3]	230	—
9.75% 2022[1]	990	—
9.75% 2022[1,3]	1,655	—

		21,424
Panama — 0.2%
ENA Norte Trust:
4.95% 2023[2]	226	234
4.95% 2023[2,3]	214	222

		456
Peru — 0.4%
Banco de Credito del Peru 6.875% 2026	525	559
Peru (Republic of) 8.375% 2016	249	254

		813
Venezuela — 0.1%
Venezuela (Republic of) 9.25% 2027	440	164

Total Latin America		42,587

Asia-Pacific — 9.0%
Hong Kong — 0.4%
Wynn Macau, Ltd. 5.25% 2021[3]	950	831

India — 5.0%
India (Republic of):
7.28% 2019	INR31,000	457
8.83% 2023	207,700	3,224
8.40% 2024	5,100	78
9.15% 2024	113,200	1,786
8.60% 2028	212,200	3,275
9.20% 2030	52,300	843

		9,663
Indonesia — 2.7%
Indonesia (Republic of):
3.75% 2022	$300	293
Series FR70, 8.375% 2024	IDR13,225,000	965
4.125% 2025[3]	$1,200	1,179
4.75% 2026[3]	200	204
Series FR71, 9.00% 2029	IDR2,150,000	160

Bonds & notes — 46.3% (continued)	Principal amount (000)	Value (000)
Asia-Pacific — (continued)
Indonesia — (continued)
Series FR68, 8.375% 2034	IDR34,630,000	$ 2,435

		5,236
Malaysia — 0.6%
Malaysian Government, Series 0315, 3.659% 2020	MYR4,540	1,107

Pakistan — 0.1%
Pakistan (Republic of) 8.25% 2025[3]	$200	203

South Korea — 0.2%
Export-Import Bank of Korea 1.376% 2016[5]	270	271

Total Asia-Pacific		17,311

Eastern Europe and Middle East — 7.2%
Hungary — 1.6%
Hungarian Government:
4.125% 2018	180	188
4.00% 2019	254	264
6.25% 2020	205	229
5.75% 2023	1,654	1,858
5.375% 2024	302	333
Series 25B, 5.50% 2025	HUF34,000	141

		3,013
Kazakhstan — 0.1%
Kazakhstan (Republic of) 5.125% 2025[3]	$200	200

Poland — 0.1%
Poland Government Bond, Series 0922, 5.75% 2022	PLN930	271

Russia — 0.3%
Alrosa Finance SA 7.75% 2020	$500	528

Slovenia — 1.2%
Slovenia (Republic of):
4.125% 2019	670	705
5.50% 2022	1,395	1,574

		2,279
Turkey — 3.8%
Turkey (Republic of):
3.99% 2020[4]	TRY768	274
9.40% 2020	4,600	1,498
2.00% 2022[4]	4,377	1,418
7.10% 2023	2,530	710
5.75% 2024	$200	214
9.00% 2024	TRY6,700	2,089
8.00% 2025	1,710	495
4.25% 2026	$610	583

		7,281
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% 2017	300	306

Total Eastern Europe and Middle East		13,878

Africa — 4.1%
Ethiopia — 0.6%
Ethiopia (Republic of) 6.625% 2024[3]	1,260	1,099

Gabon — 0.1%
Republic of Gabon 6.95% 2025	200	155

Ghana — 0.4%
Ghana (Republic of):
7.875% 2023	210	153
8.125% 2026[2,3]	800	577

		730
Kenya — 0.4%
Kenya (Republic of):
6.875% 2024	200	179

Bonds & notes — 46.3% (continued)	Principal amount (000)	Value (000)
Africa — (continued)
Kenya — (continued)
6.875% 2024[3]	$725	$ 649

		828
Nigeria — 0.9%
Nigeria (Republic of):
6.75% 2021	1,215	1,151
6.375% 2023	790	703

		1,854
South Africa — 1.0%
Myriad International Holdings BV 5.50% 2025[3]	250	239
South Africa (Republic of):
Series R-2023, 7.75% 2023	ZAR23,255	1,367
Series R-209, 6.25% 2036	3,917	172
Series R-214, 6.50% 2041	3,600	158

		1,936
Zambia — 0.7%
Zambia (Republic of):
5.375% 2022	$750	502
8.97% 2027[2,3]	1,230	883

		1,385

Total Africa		7,987

Other markets — 4.0%
Canada — 0.2%
First Quantum Minerals Ltd.:
6.75% 2020[3]	600	277
7.25% 2022[3]	400	182

		459
Cayman Islands — 0.1%
Lima Metro Line Finance Ltd. 5.875% 2034[2,3]	200	189

Germany — 0.3%
Volkswagen International Finance NV, junior subordinated 2.50% 2022[5]	€650	588

Jamaica — 0.7%
Digicel Group Ltd.:
8.25% 2020	$600	488
8.25% 2020[3]	400	326
6.00% 2021	600	526

		1,340
Sweden — 0.2%
Millicom International Cellular SA:
6.625% 2021	200	179
6.625% 2021[3]	275	246

		425
United States of America — 2.5%
Ensco PLC 5.20% 2025	385	233
Mead Johnson Nutrition Co. 3.00% 2020	95	96
Philip Morris International Inc. 1.25% 2017	430	431
U.S. Treasury Note 1.625% 2019	3,087	3,139
Volkswagen Group of America Finance LLC:
1.25% 2017[3]	400	392
1.65% 2018[3]	300	290
2.40% 2020[3]	200	191

		4,772

Total other markets		7,773

Total bonds & notes (cost: $107,454,000)		89,536

Common stocks — 42.3%	Shares	Value (000)
Asia-Pacific — 22.8%
China — 7.2%
Anhui Conch Cement Co. Ltd. (Hong Kong)	90,000	$ 175

Beijing Enterprises Holdings Ltd. (Hong Kong)	198,500	995

Boer Power Holdings Ltd. (Hong Kong)	567,000	986

China Everbright International Ltd. (Hong Kong)	1,242,000	1,327

China Mengniu Dairy Co. (Hong Kong)	163,306	229

China Modern Dairy Holdings Ltd. (Hong Kong)	1,848,000	340

China Pacific Insurance (Group) Co., Ltd. (Hong Kong)	67,800	237

China Resources Land Ltd. (Hong Kong)	66,888	166

China Unicom Ltd. (Hong Kong)	102,000	113

Haitian International Holdings Ltd. (Hong Kong)	691,000	840

Hilong Holding Ltd. (Hong Kong)	2,270,000	276

Honghua Group Ltd. (Hong Kong)[6]	2,820,000	130

Huaneng Power International, Inc. (Hong Kong)	292,000	237

Lenovo Group Ltd. (Hong Kong)	1,401,000	1,257

Minth Group Ltd. (Hong Kong)	1,438,000	2,631

Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	846,000	534

Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (Hong Kong)	695,000	1,652

Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Hong Kong)	138,000	109

Shanghai Pharmaceutical (Group) Co., Ltd. (Hong Kong)	364,900	706

Zhuzhou CSR Times Electric Co., Ltd. (Hong Kong)	181,500	937

		13,877

Hong Kong — 2.5%
AIA Group Ltd.	243,600	1,363

Chow Sang Sang Holdings International Ltd.	640,000	953

HKT Trust and HKT Ltd., units	1,349,840	1,774

Melco Crown Entertainment Ltd. (ADR)	12,600	192

Wynn Macau, Ltd.	493,200	536

		4,818

India — 6.0%
Bharti Airtel Ltd.	504,946	2,169

Blue Dart Express Ltd.	5,649	525

ICICI Bank Ltd.	359,810	1,232

Info Edge (India) Ltd.	77,327	906

Infosys Ltd.	62,843	1,085

ITC Ltd.	70,000	332

Lupin Ltd.	52,107	1,322

Steel Authority of India Ltd.	608,202	387

Sun Pharmaceutical Industries Ltd.	109,931	1,425

Tech Mahindra Ltd.	121,864	906

Thermax Ltd.	6,229	77

Torrent Power Ltd.	232,069	809

TTK Prestige Ltd.	6,343	419

		11,594

Indonesia — 0.1%
Matahari Department Store Tbk PT	270,800	318

Malaysia — 0.5%
Bumi Armada Bhd.	990,200	249

IJM Corp. Bhd.	788,400	655

		904

Singapore — 0.3%
KrisEnergy Ltd.[6]	1,272,320	154

Mapletree Greater China Commercial Trust	411,800	244

Common stocks — 42.3% (continued)	Shares	Value (000)
Asia-Pacific — (continued)
Singapore — (continued)
Singapore Telecommunications Ltd.	86,800	$ 216

		614

South Korea — 1.5%
Hankook Tire Co., Ltd.	4,749	185

Hyundai Motor Co.	13,674	1,533

Orion Corp.	313	270

Samsung Electronics Co., Ltd.	954	921

		2,909

Taiwan — 4.4%
AirTAC International Group	169,754	812

ASUSTeK Computer Inc.	32,820	266

CTCI Corp.	376,000	419

Delta Electronics, Inc.	414,781	1,762

Ginko International Co., Ltd.	59,000	702

Taiwan Cement Corp.	253,000	204

Taiwan Semiconductor Manufacturing Co., Ltd.	1,004,000	4,284

		8,449

Thailand — 0.3%
Bangkok Bank PCL, nonvoting depository receipt	69,000	297

Glow Energy PCL	148,300	318

		615

Total Asia-Pacific		44,098

Latin America — 4.0%
Argentina — 0.4%
Arcos Dorados Holdings Inc., Class A6	75,800	217

YPF Sociedad Anónima, Class D (ADR)	33,800	569

		786

Brazil — 0.6%
Hypermarcas SA, ordinary nominative[6]	116,200	649

TIM Participacoes SA, ordinary nominative	2,013	3

Vale SA, Class A, preferred nominative (ADR)	262,500	486

		1,138

Chile — 0.7%
Enersis SA (ADR)	55,400	653

Inversiones La Construccion SA	68,977	687

		1,340

Mexico — 2.3%
América Móvil, SAB de CV, Series L (ADR)	93,100	1,317

CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[6]	370,857	1,680

Fibra Uno Administracion, SA de CV	150,700	302

Grupo Comercial Chedraui, SAB de CV, Class B	87,100	228

Grupo Sanborns, SAB de CV, Series B1	380,200	495

Impulsora del Desarrollo y el Empleo en América Latina, SA de CV, Series B1[6]	374,800	447

		4,469

Total Latin America		7,733

Eastern Europe and Middle East — 2.4%
Greece — 0.1%
Titan Cement Co. SA	13,006	250

Oman — 0.1%
bank muscat SAOG	198,510	214

Common stocks — 42.3% (continued)	Shares	Value (000)
Eastern Europe and Middle East — (continued)

Russia — 0.4%
Alrosa PJSC	304,062	$ 250

Globaltrans Investment PLC (GDR)[6]	37,548	147

MegaFon PJSC (GDR)	23,102	277

		674

United Arab Emirates — 1.8%
DP World Ltd.	72,123	1,262

First Gulf Bank PJSC	514,986	1,428

Union National Bank PJSC	764,080	716

		3,406

Total Eastern Europe and Middle East		4,544

Africa — 1.0%
South Africa — 1.0%
Discovery Ltd.	49,690	403

Naspers Ltd., Class N	12,876	1,626

Total Africa		2,029

Other markets — 7.6%
Australia — 0.9%
Newcrest Mining Ltd.[6]	105,271	971

Oil Search Ltd.	172,946	813

		1,784

Austria — 0.2%
Vienna Insurance Group AG	13,880	343

Canada — 0.1%
First Quantum Minerals Ltd.	123,600	267

Italy — 0.3%
Tenaris SA (ADR)	31,643	660

Netherlands — 1.2%
Unilever NV, depository receipts	50,273	2,242

Norway — 0.8%
BW LPG Ltd.	188,548	1,453

Switzerland — 0.3%
Dufry AG6	4,737	513

United Kingdom — 1.9%
Global Ports Investments PLC (GDR)[6]	111,647	333

Imperial Tobacco Group PLC	2,546	138

Lonmin PLC[6]	463,354	368

PZ Cussons PLC	163,800	622

SABMiller PLC	24,700	1,474

Tullow Oil PLC[6]	77,700	195

Unilever PLC	12,000	528

		3,658

United States of America — 1.9%
AES Corp.	182,300	1,732

Cobalt International Energy, Inc.[6]	120,300	456

Cognizant Technology Solutions Corp., Class A6	5,500	348

Ensco PLC, Class A	48,100	470

MercadoLibre, Inc.	7,500	737

		3,743

Total other markets		14,663

Common stocks — 42.3% (continued)	Shares	Value (000)
Miscellaneous — 4.5%
Other common stocks in initial period of acquisition		$ 8,791

Total common stocks (cost: $103,834,000)		81,858

Convertible bonds — 0.9%	Principal amount (000)
Eastern Europe and Middle East — 0.5%
Oman — 0.0%
bank muscat (SAOG), convertible notes, 4.50% 2017	OMR139	37
bank muscat (SAOG), convertible notes, 3.50% 2018	101	25
		62

Russia — 0.5%
Yandex NV, convertible notes, 1.125% 2018	$1,018	880

Total Eastern Europe and Middle East		942

Other markets — 0.4%
United States of America — 0.4%
Cobalt International Energy, Inc., convertible notes, 2.625% 2019	332	171
Cobalt International Energy, Inc., convertible notes, 3.125% 2024	1,320	572

Total other markets		743

Total convertible bonds (cost: $2,050,000)		1,685

Warrants — 0.5%	Shares
Eastern Europe and Middle East — 0.5%
Saudi Arabia — 0.5%
Saudi Basic Industries Corp., warrants, expire 2016[3]	42,000	766

Savola Group Co., warrants, expire 2017[3]	22,500	248

Total warrants (cost: $1,254,000)		1,014

Preferred securities — 0.4%
Miscellaneous — 0.4%
Other preferred securities in initial period of acquisition		715

Total preferred securities (cost: $736,000)		715

Short-term securities — 8.8%	Principal amount (000)
Certificates of deposit — 0.3%
Banco Bradesco 0.90% due 4/12/2016[3]	$500	501
Commercial paper — 3.5%
BNP Paribas SA 0.26% due 2/1/2016	2,800	2,800
National Rural Utilities Cooperative Finance Corp. 0.35% due 2/9/2016	1,300	1,300
PACCAR Financial Corp. 0.38% due 2/12/2016	2,700	2,699
		6,799
Discount notes — 5.0%
Federal Home Loan Bank 0.30%-0.37% due 3/07/2016-4/18/2016	9,650	9,644

Total short-term securities (cost: $16,943,000)		16,944

Total investment securities — 99.2% (cost: $232,271,000)		191,752

Other assets less liabilities — 0.8%		1,477
Net assets — 100.0%		$193,229

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into the over-the-counter ("OTC") forward currency contracts as shown in the following table. The average month-end notional amount of open OTC forward currency contracts while held was $29,627,000.

			Notional amount		Unrealized (depreciation) appreciation at 1/31/2016 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	2/11/2016	Credit Suisse First Boston	$171	A$245	$ (2)
Brazilian reais	2/10/2016	JPMorgan Chase	937	BRL3,824	(17)
British pounds	2/4-2/12/2016	Credit Suisse First Boston	1,148	£778	40
British pounds	2/19/2016	Bank of America	208	£147	(1)
Chilean pesos	2/8/2016	Citibank N.A.	192	CLP138,230	(1)
Chilean pesos	2/10/2016	JPMorgan Chase	111	CLP80,400	(2)
Colombian pesos	2/8/2016	JPMorgan Chase	91	COP294,749	2
Euros	2/11/2016	JPMorgan Chase	337	€310	1
Hungarian forints	2/10/2016	UBS AG	40	HUF11,499	–[7]
Indonesian rupiahs	2/19/2016	Citibank N.A.	1,053	IDR14,899,047	(26)
Mexican pesos	2/8/2016	Citibank N.A.	424	MXN7,504	10
Mexican pesos	2/10-2/12/2016	Credit Suisse First Boston	548	MXN9,811	8
Polish zloty	2/5/2016	Credit Suisse First Boston	208	PLN831	4
Singapore dollars	2/18/2016	UBS AG	235	S$338	(2)
South African rand	2/5/2016	JPMorgan Chase	444	ZAR7,071	–[7]
South African rand	2/12/2016	Citibank N.A.	60	ZAR964	(1)
South Korean won	2/5/2016	Citibank N.A.	500	KRW601,103	(2)
South Korean won	2/11/2016	UBS AG	162	KRW192,540	1
Turkish lira	2/10/2016	Citibank N.A.	469	TRY1,422	(11)
Turkish lira	2/22/2016	UBS AG	59	TRY180	(2)
					$ (1)

[1]Scheduled interest and/or principal payment was not received.
[2]Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,503,000, which represented 9.06% of the net assets of the fund.
[4]Index-linked bond whose principal amount moves with a government retail price index.
[5]Coupon rate may change periodically.
[6]Security did not produce income during the last 12 months.
[7]Amount less than one thousand.

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure —The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2016 (dollars in thousands):

	Investment securities

	Level 1	Level 2[1]	Level 3[1]	Total
Assets:
Bonds & notes:
Latin America	$ –	$ 42,586	$ 1	$ 42,587
Asia-Pacific	–	17,311	–	17,311
Eastern Europe and Middle East	–	13,878	–	13,878
Africa	–	7,987	–	7,987
Other markets	–	7,773	–	7,773
Common stocks:
Asia-Pacific	192	43,906	–	44,098
Latin America	7,733	–	–	7,733
Eastern Europe and Middle East	–	4,544	–	4,544
Africa	–	2,029	–	2,029
Other markets	4,670	9,993	–	14,663
Miscellaneous	875	7,916	–	8,791
Convertible bonds	–	1,685	–	1,685
Warrants	–	1,014	–	1,014
Preferred securities	–	715	–	715
Short-term securities	–	16,944	–	16,944
Total	$13,470	$178,281	$ 1	$191,752

	Other investments[2]

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ –	$ 66	$ –	$ 66
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(67)	–	(67)
Total	$ –	$ (1)	$ –	$ (1)

[1]

Level 2 and Level 3 include investment securities with an aggregate value of $70,118,000, which represented 36.29% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s board of directors. Of this amount, securities with an aggregate value of $69,103,000 were fair valued as a result of significant market movements following the close of local trading.

[2]	Forward currency contracts are not included in the investment portfolio.

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,691 xxx
Gross unrealized depreciation on investment securities	(49,820)
Net unrealized depreciation on investment securities	(42,129)
Cost of investment securities	233,881

Key to abbreviations and symbols:

ADR	—	American Depositary Receipts	CLP	—	Chilean pesos	INR	—	Indian rupees	S$	—	Singapore dollars
GDR	—	Global Depositary Receipts	COP	—	Colombian pesos	MXN	—	Mexican pesos	KRW	—	South Korean won
A$	—	Australian dollars		€—	Euros	MYR	—	Malaysian ringgits	TRY	—	Turkish lira
BRL	—	Brazilian reais	HUF	—	Hungarian forints	OMR	—	Omani rials	ZAR	—	South African rand
	£—	British pounds	IDR	—	Indonesian rupiah	PLN	—	Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Emerging Markets Total Opportunities Fund. This and other important information is contained in the prospectus, which can be obtained from Capital or your relationship manager and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 30, 2016

By __/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 30, 2016